PROPERTY, EQUIPMENT AND SOFTWARE, NET - Allocation of depreciation expenses on property, equipment and software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	$ 54,740	$ 76,488	$ 54,957
Property, equipment and software, net	226,891	316,447
Asset Pledged as Collateral | Other short-term financing arrangements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, net	370	0
Cost of revenues
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	28,225	27,124	16,111
Research and development expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	3,237	7,158	3,238
Selling and marketing expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	7,753	22,984	18,350
General and administrative expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	$ 15,525	$ 19,222	$ 17,258